Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for trade accounts	$ 1,638	$ 1,972	$ 113
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000	100,000	100,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	30,000,100	30,000,100	30,000,100
Common Class A [Member]
Common stock, shares issued	100	100	100
Common stock, shares outstanding	100	100	100
Common Class B [Member]
Common stock, shares issued	14,931,529	14,931,529	14,931,529
Common stock, shares outstanding	14,931,529	14,931,529	14,931,529